ACCOUNTS RECEIVABLE, NET - Changes in provision (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amazonas Energia
Changes in the PCLD for customer electricity accounts
Additional provision	R$ 2,728,747	R$ 2,728,747
Account Receivable | PECLD
Changes in the PCLD for customer electricity accounts
Opening balance as of January 1	4,133,603	3,747,981
(+) Acquisition of investee control	26,482	0
(+) Constitution	338,034	545,830
(-) Reversal	(121,105)	(154,496)
(-) Write-off	(12)	(5,712)
Final balance on December, 31	R$ 4,377,002	R$ 4,133,603